5. BANK PREMISES AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Bank Premises And Equipment Details Narrative
Depreciation and amortization expense	$ 1,400	$ 1,400	$ 1,100